Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates
Trading profit	$ 2,012	$ 1,606	$ 1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)		(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,452	$ 1,151	$ 416